EFFECT OF NEW ACCOUNTING STANDARDS (Details) - USD ($) $ in Millions		Jun. 26, 2019	Jun. 27, 2018
Effect of new accounting pronouncements [Line Items]
Operating leases, Total minimum lease payments	[1]	$ 1,496.9
Sale leaseback transaction, deferred gain		274.6
Deferred tax assets, deferred gain on sale leaseback transaction		68.6	$ 0.0
Accounting Standards Update 2016-02 [Member] | Liability [Member]
Effect of new accounting pronouncements [Line Items]
Operating Lease, Liability		1,200.0
Accounting Standards Update 2016-02 [Member] | Assets [Member]
Effect of new accounting pronouncements [Line Items]
Operating Lease, Right-of-Use Asset		$ 1,000.0

[1]
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $22.0 million and $14.6 million for capital and operating subleases, respectively, as of June 26, 2019.